Leases (Tables)	12 Months Ended
Dec. 31, 2013
Leases Tables
Future minimum lease payments

The future minimum lease payments required under the capital lease and the present value of the net minimum lease payments as of December 31, 2013 are as follows:

	Year Ending December 31,	Amount

	2014	$7,767
	2015	5,917
	2016	541

Total Minimum Lease Payments		14,225
Less: Amount Representing Interest		(1,416)
Present Value of Minimum Lease Payments		12,809
Less: Current Maturities of Capital Lease Obligations		(6,351)
Long-Term Capital Lease Obligations		$6,458